10-Q Notes payable - Narrative - Senior Secured Notes – 2026 (Details) $ in Thousands					1 Months Ended	3 Months Ended
		Feb. 18, 2026 USD ($)	Jul. 22, 2025 USD ($)	Apr. 30, 2024 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 15, 2021 USD ($)
Notes payable
Exchanged portion of notes	[1],[2]					$ 142,202	$ 0
Outstanding balance						573,330		$ 554,723
Senior Secured Notes – 2026
Notes payable
Gross proceeds					$ 475,000
Fixed charge coverage ratio										2.5
Consolidated debt to consolidated EBITDA ratio										4
Consolidated secured debt to consolidated EBITDA ratio										3
Repurchased amount of debt			$ 2,900	$ 14,300
Repurchased face amount			3,200	15,000
Reduction of accrued interest			$ 400	$ 3,200
Exchanged portion of notes		$ 142,200
Outstanding balance						$ 0		$ 456,815	$ 460,000
Senior Secured Notes – 2026 | Maximum
Notes payable
Debt secured										$ 200,000

[1]	(1) The remaining outstanding balance of the Senior Secured Notes – 2026* of $142.2 million was exchanged on a non-cash basis for Senior Secured Notes – 2029*.
[2]	*as defined herein